RESTRUCTURING CHARGES (Details 1) - USD ($) $ in Millions	3 Months Ended		12 Months Ended			62 Months Ended	65 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	$ 20.5	$ 12.9	$ 6.7	$ 15.7	$ 10.2	$ 6.7	$ 20.5	$ 13.9
Restructuring charges	92.8	1.2	2.7	15.7	5.5	77.3	129.5
Amounts utilized	(79.2)	(3.3)	(10.9)	(10.2)	(9.2)
Restructuring Reserve, Translation Adjustment	0.2	(0.7)	(0.8)
Employee severance and job related benefits
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	6.9	8.0	4.6	11.2	10.2	4.6	6.9	13.5
Restructuring charges	3.9	0.0	0.0	4.5	0.4	21.4	19.7
Amounts utilized	(1.7)	(2.8)	(6.0)	(3.5)	(3.7)
Restructuring Reserve, Translation Adjustment	0.1	(0.4)	(0.6)
Pension and other postretirement benefits curtailment
Restructuring Cost and Reserve [Line Items]
Restructuring charges						4.1	4.1
Lease and other contract termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	11.3	4.9	2.1	4.5	0.0	2.1	11.3	0.4
Restructuring charges	9.2	0.7	0.7	4.5	(0.4)	5.9	14.4
Amounts utilized	(0.1)	0.0	(2.9)	0.0	0.0
Restructuring Reserve, Translation Adjustment	0.1	(0.3)	(0.2)
Employee relocation cost
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	0.0	0.0	0.0	0.0		0.0	0.0
Restructuring charges	0.2	0.1					5.5
Amounts utilized	(0.2)	(0.1)
Restructuring Reserve, Translation Adjustment	0.0	0.0
Employee relocation costs
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve			0.0	0.0	0.0	0.0		0.0
Restructuring charges			0.6	0.5	0.6	6.2
Amounts utilized			(0.6)	(0.5)	(0.6)
Restructuring Reserve, Translation Adjustment			0.0
Facility exit costs (asset retirement obligations)
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	2.3	0.0	0.0	0.0	0.0	0.0	2.3	0.0
Restructuring charges	2.9	0.2	0.9	2.9	4.9	18.4	5.7
Amounts utilized	(0.6)	(0.2)	(0.9)	(2.9)	(4.9)
Restructuring Reserve, Translation Adjustment	0.0	0.0	0.0
Write-off of equipment and facility
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	0.0	0.0	0.0	0.0	0.0	0.0	0.0	$ 0.0
Restructuring charges	76.6	0.2	0.5	3.3	0.0	$ 21.3	$ 80.1
Amounts utilized	(76.6)	(0.2)	(0.5)	$ (3.3)	$ 0.0
Restructuring Reserve, Translation Adjustment	$ 0.0	$ 0.0	$ 0.0